Transaction Costs (Details) - USD ($)		12 Months Ended
	Nov. 03, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 23, 2019
Transaction Cost [Abstract]
Transaction costs		$ 1,254,542	$ 1,414,616		$ 1,547,500
Filing fees percentage			100.00%
Issuance of notes related transaction costs	$ 1,175,573
Legal and due diligence costs		$ 79,069